Jan. 26, 2016
CitizensSelect Prime Money Market Fund
CitizensSelect Prime Money Market Fund
January 26, 2016

CITIZENSSELECT FUNDS

-CitizensSelect Prime Money Market Fund

Supplement to Prospectuses
dated September 1, 2015

The following changes will take effect on March 1, 2016

CitizensSelect Prime Money Market Fund

The following will replace any contrary information throughout the prospectus.

The fund will change its name to "Dreyfus Prime Money Market Fund."

The fund's Class C shares will be converted into Class B shares, and Class D shares will be redesignated as Class C shares.  The existing administrative services fees and omnibus account services fees for the Class B and Class C shares will be eliminated.  Class B and Class C will each have a shareholder services plan fee of 0.25% for the provision of personal services to shareholders and/or the maintenance of shareholder accounts, and Class C will have a distribution fee of 0.65%.